License, Clinical Trial and Sponsored Research Agreements (Other - Sponsored Research and Clinical Trial Agreements) (Narrative) (Details) - USD ($) $ in Thousands			1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 08, 2021	Jul. 03, 2017	Oct. 31, 2022	Jan. 31, 2022	Jun. 30, 2021	Nov. 30, 2020	Jun. 30, 2020	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
License, Clinical Trial and Sponsored Research Agreements
Research and development expense								$ 57	$ 9,527	$ 8,221	$ 34,363	$ 40,513	$ 62,475
Sponsored research and clinical trial agreements
License, Clinical Trial and Sponsored Research Agreements
Research and development expense												4,162	6,989
Fred Hutchinson Cancer Center | Sponsored research and clinical trial agreements | CD20 (MB-106)
License, Clinical Trial and Sponsored Research Agreements
Milestones payable		$ 5,300
Additional milestone payments				$ 2,200		$ 1,800
Research and development expense												1,254	1,987
Fred Hutchinson Cancer Center | Clinical Trial Agreement | CD20 (MB-106)
License, Clinical Trial and Sponsored Research Agreements
Research and development expense												1,300	2,000
St. Jude Children's Research Hospital | Sponsored research and clinical trial agreements | ST. Jude - XSCID
License, Clinical Trial and Sponsored Research Agreements
Research and development expense												637	508
St. Jude Children's Research Hospital | Data Transfer Agreement | ST. Jude - XSCID
License, Clinical Trial and Sponsored Research Agreements
Upfront fees paid							$ 1,100
Research and development expense												600	500
Mayo Clinic | Sponsored research and clinical trial agreements
License, Clinical Trial and Sponsored Research Agreements
Milestones payable					$ 2,100
Additional milestone payments			$ 100
Research and development expense												551	968
Agreement term					2 years
Leiden University Medical Center | Sponsored research and clinical trial agreements | RAG1 SCID (MB-110)
License, Clinical Trial and Sponsored Research Agreements
Milestones payable	$ 500
Research and development expense												$ 350	$ 505
Agreement term	5 years